Condensed Financial Information of the Parent Company (Tables)	6 Months Ended
Mar. 31, 2024
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Parent Company Balance Sheets	As of March 31, 2024 and September 30, 2023, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the unaudited condensed consolidated financial statements, if any.
	As of
	March 31, 2024	September 30, 2023
	(Unaudited)
ASSETS
Cash	$69,114	$9,248
Short-term investments	2,527,603	13,219,005
Due from subsidiaries	10,785,261	10,878,344
Total current assets	13,381,978	24,106,597

Non-current assets
Investment in subsidiaries	$13,554,925	$15,426,104

Total assets	$26,936,903	$39,532,701

LIABILITIES AND SHAREHOLDERS’ EQUITY

CURRENT LIABILITIES
Due to related parties	192,807	-
TOTAL CURRENT LIABILITIES	$192,807	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.01875 par value, 166,666,666 shares authorized, 3,645,974 and 3,625,000 shares issued and outstanding as of March 31, 2024 and September 30, 2023, respectively	68,362	67,969
Additional paid-in capital	29,278,766	29,279,159
Retained earnings	(502,618)	12,598,839
Accumulated other comprehensive loss	(2,100,414)	(2,413,266)
Total shareholders’ equity	26,744,096	39,532,701

Total liabilities and shareholders’ equity	$26,936,903	$39,532,701

Schedule of Parent Company Statements of Income and Comprehensive Income (Unaudited)	PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
	For the six months ended March 31,
	2024	2023
Operating costs and expenses:
General and administrative expenses	$(232,809)	$(116,431)

Other income (expenses):
Realized (loss) gain on short-term investments	(3,094,084)	166,931
Change in fair value of short-term investments	(7,617,502)
Other expenses	(291)	(507)

Equity in loss of subsidiaries	(2,156,771)	(765,420)

Net loss	(13,101,457)	(715,427)
Foreign currency translation adjustments	312,852	1,399,775
Comprehensive (loss) income attributable to the Company	$(12,788,605)	$684,348

Schedule of Parent Company Statements of Cash Flows (Unaudited)	PARENT COMPANY STATEMENTS OF CASH FLOWS
	For the six months ended March 31,
	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$(13,101,457)	$(715,427)
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary	2,156,771	765,420
Realized (loss) gain on short-term investments	3,094,084	(166,931)
Change in fair value of short-term investments	7,617,502	-
Changes in operating assets and liabilities:
Due from subsidiaries	93,083	105,058
Due to related parties	192,807	-
Net cash provided by (used in) operating activities	52,790	(11,880)

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of short-term investments	(313,541)	-
Sale of short-term investments	313,541	-
Net cash provided by investing activities	-	-

EFFECT OF CHANGES OF FOREIGN EXCHANGE RATES ON CASH	7,076	120

CHANGES IN CASH	59,866	(11,760)

CASH, beginning of period	9,248	28,917

CASH, end of period	$69,114	$17,157